Leases - Right-of-use Assets And Lease Liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Assets
Operating lease right-of-use assets, net	$ 46,138	[1]	$ 43,724	[1],[2]	$ 0	[2]
Finance lease right-of-use assets, net (included in property and equipment, net)	2,791		1,998
Total right-of-use assets	48,929		45,722
Current
Current portion of operating lease liabilities	7,123	[3]	9,177	[3],[4]	0	[4]
Current portion of finance lease liabilities (included in accrued other)	630		425		0
Current portion of operating and finance lease liabilities	7,753		9,602
Long-term
Long-term operating lease liabilities	42,261	[5]	37,224	[5],[6]	$ 0	[6]
Long-term finance lease liabilities (included in other long-term liabilities)	2,126		1,619
Total lease liabilities	$ 52,140		$ 48,445

[1]	Includes related party operating right-of-use assets, net of $11,476 and $13,077 at September 30, 2023 and December 31, 2022, respectively
[2]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[3]	Includes related party current portion of operating lease liabilities of $1,912 and $1,836 at September 30, 2023 and December 31, 2022, respectively
[4]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[5]	Includes related party long-term operating lease liabilities of $9,994 and $11,631 at September 30, 2023 and December 31, 2022, respectively
[6]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022